SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING (Details) $ / shares in Units, $ in Thousands	Jun. 30, 2024 USD ($) $ / shares shares
GT Warrants [Member]
Number of shares warrants outstanding balance | shares	148,334
Weighted sverage unit price balance | $ / shares	$ 60
Number of shares warrants, Total price outstanding balance | $	$ 8,900
Number of shares warrants outstanding balance | shares	148,334
Weighted sverage unit price balance | $ / shares	$ 60
Number of shares warrants, Total price outstanding balance | $	$ 8,900
Number of shares warrants exercisable balance | shares	148,334
Weighted sverage unit price, exercisable balance | $ / shares	$ 60
Number of shares warrants, Total price exercisable balance | $	$ 8,900
I-Bankers Warrants [Member]
Number of shares warrants outstanding balance | shares	13,800
Weighted sverage unit price balance | $ / shares	$ 360
Number of shares warrants, Total price outstanding balance | $	$ 4,968
Number of shares warrants outstanding balance | shares	13,800
Weighted sverage unit price balance | $ / shares	$ 360
Number of shares warrants, Total price outstanding balance | $	$ 4,968